Cover Page	Oct. 31, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	MERITAGE HOMES CORPORATION
Entity Incorporation, State or Country Code	MD
Entity File Number	1-9977
Entity Tax Identification Number	86-0611231
Entity Address, Address Line One	18655 North Claret Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85255
City Area Code	480
Local Phone Number	515-8100
Title of 12(b) Security	Common Stock $.01 par value
Trading Symbol	MTH
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000833079
Amendment Flag	false
Former Address
Entity Information [Line Items]
Entity Address, Address Line One	8800 E. Raintree Drive, Suite 300,
Entity Address, City or Town	Scottsdale,
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85260